ACQUISITIONS AND DISPOSALS	12 Months Ended
Dec. 31, 2019
ACQUISITIONS AND DISPOSALS
ACQUISITIONS AND DISPOSALS

4.     ACQUISITIONS AND DISPOSALS

For the year ended December 31, 2017

Disposal of Beijing Century Friendship and BPMC

On April 6, 2017, Guofu Huimei, an equity method investee of the Group, made a capital injection of RMB388,500 in cash to Beijing Century Friendship to obtain 78.31% of its equity interest. Before the capital injection, Beijing Century Friendship was a wholly owned subsidiary of the Group and held 55% equity interest in BPMC. Upon the capital injection from Guofu Huimei, the Group’s effective interest in Beijing Century Friendship was diluted to 42.1% with a direct interest of 21.69% held by two subsidiaries of the Group and an indirect interest of 20.41% through Guofu Huimei. The Group lost control in Beijing Century Friendship and BPMC on April 6, 2017 and accounted for it as a deemed disposal and recognized a gain of RMB58,854 in accordance with ASC 810-10-40. The gain was measured as the difference between the fair value of the retained noncontrolling interest at the date of deconsolidation and the carrying amount of the former subsidiaries’ net assets. The direct interest held in Beijing Century Friendship and BPMC by the Group was accounted for as equity method investment (note 15).

The carrying value of assets and liabilities of Beijing Century Friendship and BPMC as of April 6, 2017 (the date of disposal), are as follows:

RMB
Current assets	18,035
Deposit for operating license	109,581
Other non-current assets use	45
Current liabilities	(35,152)
Noncontrolling interests	(8)
Net assets disposed	92,501

The Group, with the assistance of an independent third-party valuation firm, determined the fair value of the retained noncontrolling interest of Beijing Century Friendship and BPMC based on a discounted cash flow model. As a result of the disposal, the Group recognized a gain on the deemed disposal of Beijing Century Friendship and BPMC as summarized below:

RMB
Fair value of retained noncontrolling investment	151,355
Disposition of net assets	92,501
Gain on disposal of Beijing Century Friendship and BPMC	58,854

Disposal of Allcure Medical Holdings Ltd. (BVI) (“Allcure BVI”)

On October 18, 2017, the Group entered into a share transfer agreement with Bluestone Holdings Limited (“Bluestone”), a related party controlled by a director of the Company, to transfer 100% interest of a subsidiary, Allcure BVI with its subsidiary Beijing Allcure Medical Technology Ltd. at consideration of RMB3. A disposal gains of RMB59 was recognized in consolidated statements of comprehensive loss for the year ended December 31, 2017.

For the year ended December 31, 2018

Acquisition of Guofu Huimei, Beijing Century Friendship, BPMC and CMCC

In June 2018, MHM, a subsidiary of the Group entered into separate agreements with Guofu Huimei, an equity investee of the Group, to purchase all its 78.31% equity interests in Beijing Century Friendship which holds 55% equity interests of BPMC and 54.8% equity interests of CMCC at consideration of RMB 388,500 and RMB182,100, respectively. The consideration was paid in June 2018 and July 2018 and related commercial registration was completed on July 26, 2018 and October 8, 2018, respectively. Meanwhile, ZR Guofu and Guofu Huimei reached an agreement, according to which ZR Guofu will withdraw its original investments in Guofu Huimei, amounting to RMB746,000, then the Group became the sole shareholder of Guofu Huimei after ZR Guofu's investment withdrawn in July 2018 and commercial registration completed on September 3, 2018.

The Group previously held 21.69% equity interests in Beijing Century Friendship, 25% directly interests in BPMC, 35.2% equity interests of CMCC and 26.06% equity interests of Guofu Huimei prior to the transactions mentioned above. Upon the completion of the transactions, the Group will hold 100% equity interests of Beijing Century Friendship, 55% equity interests of BPMC and 90% equity interests of CMCC through MHM, 25% equity interests of BPMC through King Cheers and 100% equity interests of Guofu Huimei through Shanghai Medstar and BJCMT. The Group account for it as a single transaction and obtained control of Guofu Huimei, Beijing Century Friendship, BPMC and CMCC on October 8, 2018. The fair value of the gross assets acquired during the acquisition is not concentrated in a single identifiable asset or a group of similar identifiable assets and it meets the definition of a business and was accounted for as business acquisition under ASC 805.

The Group has completed the valuations necessary, with the assistance of an independent third-party valuation firm, to assess the fair values of the tangible and intangible assets acquired, liabilities assumed and the noncontrolling interest, resulting a goodwill was recognized as of the acquisition date. The valuation utilized generally accepted valuation methodologies including the income, market and cost approaches. The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and the noncontrolling interest as of October 8, 2018, the date of acquisition:

RMB
Current assets	47,827
Property, plant and equipment, net	17,297
Intangible assets*	454,013
Long term investments	300,504
Other non-current assets	108,322
Deferred tax assets	185
Goodwill	165,171
Current liabilities	(61,454)
Non-current liability	(165,436)
Deferred tax liabilities	(113,340)
Noncontrolling interests	(99,480)
Total	653,609

RMB
Total purchase price is comprised of:
- Cash consideration	570,600
- Fair value of previously hold equity interests	520,625
- Effective extinguishment of loans from the acquisition	(437,616)
Total	653,609

* Acquired amortizable intangible assets primarily include two operating licenses of hospitals of RMB164,440 and RMB272,910 respectively and a favorable lease contract of RMB16,010. The operating licenses have estimated amortization periods of 20 years and the favorable lease contract has estimated amortization periods of 12 years.

The following unaudited supplemental pro forma consolidated financial information for the years ended December 31, 2017 and 2018 are presented as if the acquisition had occurred at the beginning of the periods presented. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what the combined company’s operating results would have been had the acquisition taken place on January 1, 2017, nor do they project the future results of operations of the combined company. The actual results of operations of the combined company may differ significantly from the pro forma adjustments reflected here due to many factors.

	Unaudited Supplemental Pro Forma
	For the year ended December 31,
	2017	2018
	RMB	RMB

Net revenues	4,569	12,056
Net loss	(70,018)	(63,159)

The results of operations of Guofu Huimei, Beijing Century Friendship, BPMC and CMCC since the acquisition date included in the consolidated statement of comprehensive loss of the Company for the year ended December 31, 2018 is as follows:

For the Years Ended
December 31,
2018
RMB

Net revenues	4,827
Net loss	(5,639)

The aggregate purchase price allocation includes acquisition of certain acquirees, which were equity method investees of the Company prior to the acquisitions. In aggregate, a re-measurement gain relating to the Company’s pre-existing equity interest of RMB28,846 was recognized in other income in the consolidated income statement for the year ended December 31, 2018. The Company applied the equity method of accounting by recognizing its share of the profit or loss in these equity method investees up to their respective dates of acquisition. The fair value of the previously held equity interests was estimated based on the purchase price per share as of the acquisition date.

The Company expects the acquisition to support its strategy to facilitate the Group’s long-term goal to develop specialized hospital chains in cancer / oncology treatment services including diagnostic imaging, radiation oncology treatment and medical oncology treatment. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of proton hospitals, the assembled workforce and their knowledge and experience in the PRC. The goodwill recognized was not expected to be deductible for income tax purpose.

Disposal of CMS Radiotherapy Holdings Limited (“CMS (USA)”)

On January 25, 2016, Ascendium entered into an agreement to transfer 100% interest of CMS (USA), a BVI company previously incorporated by Ascendium in October 2013, to Beijing Allcure Medical Technology Co., Ltd. (“JWYK”), a related party, with consideration of RMB8,594. The purchase consideration was paid on November 10, 2016, while the transfer registration was completed on May 3, 2018. A gain on disposal of subsidiary of RMB3,341 was recognized in consolidated statements of comprehensive loss for the year ended December 31, 2018.

For the year ended December 31, 2019

Acquisition of Tianjin Jiatai, SH Rongchi, Oriental, Heze MZJH, Wuxi MZJH and SH MZJH (“Tianjin Jiatai Group”)

On July 22, 2019, Wuxi Concord entered into an agreement with Tianjin Jiatai, to purchase its 90% equity interests in Wuxi MZJH at a consideration of RMB27,000. On September 19, 2019, Guofu Huimei entered into an agreement with ZR Guofu to purchase its investment of 77.18% equity interests in Tianjin Jiatai Group at a cash consideration of RMB421,730 (US$60,578). The above transactions are entered into in conjunction of each other and therefore, are accounted for as a single transaction.On November 13, 2019, ZR Guofu signed another agreement with the Group and Tianjin Jiatai Group to withdraw from Tianjin Jiatai Group. As a result of ZR Guofu’s withdrawal, the Group became the sole shareholder of Tianjin Jiatai Group. The Group completed the related commercial registration on November 18, 2019. The Group consolidated Tianjin Jiatai Group upon the commercial registration completed. The Group expects the acquisition to support its strategy to develop specialized hospital chains in cancer and oncology treatment services, including diagnostic imaging, radiation oncology treatment and medical oncology treatment.

The fair value of the gross assets acquired during the acquisition is not concentrated in a single identifiable asset or a group of similar identifiable assets and it meets the definition of a business and was accounted for as business acquisition under ASC 805.

The aggregate purchase price allocation includes acquisition of certain entities which were equity method investees of the Group prior to the acquisitions and settlement of pre-existing receivables and payable between the Tianjin Jiatai Group and the Group. The Group recorded a re-measurement gain relating to its pre-existing equity interest of RMB31,898(US$4,582) as other income in the consolidated income statement for the year ended December 31, 2019. The Company applied the equity method of accounting by recognizing its share of the profit or loss in these equity method investees up to their respective dates of acquisition. The fair value of the previously held equity interests was estimated based on the purchase price per share as of the acquisition date.  Further the acquisition effectively settled preexisting receivables and payables between the Group and the acquired entities.  The following is a reconciliation of the total purchase consideration for the acquisition:

RMB
- Cash consideration	421,730
- Fair value of previously hold equity interests	407,998
- Settlement of amounts due to Tianjin Jiatai Group (including the mandatorily redeemable noncontrolling interest in SP and purchase consideration of Wuxi MZJH)	(675,854)
- Settlement of advance from suppliers	(94,530)
- Settlement of other receivables	84,715
Total	144,059

The Group, with the assistance of an independent third-party valuation firm, assessed the fair values of the acquired identifiable assets and liabilities assumed. The following table summarizes the purchase consideration and fair values of the assets acquired and liabilities assumed as of the acquisition date:

RMB
Current assets	9,451
Property, plant and equipment, net	53,649
Intangible assets	89,000
Goodwill	45,272
Current liabilities	(31,063)
Deferred tax liabilities	(22,250)
Total	144,059

The acquired intangible assets primarily include operating license for hospitals of RMB84,000 and a favorable lease contract of RMB5,000. The estimated amortization period of the operating licenses and favorable lease contract was 20 years and 17 years, respectively. The Group recognized RMB 45,272 (US$6,503) in goodwill arising from this acquisition, attributed to the synergies it expects from the combined operations of proton hospitals, the assembled workforce and their knowledge and experience in the PRC. The goodwill recognized is not deductible for income tax purposes.

The following unaudited supplemental pro forma consolidated financial information for the years ended December 31, 2018 and 2019 are presented as if the acquisition had occurred at the beginning of the periods presented. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what the combined company’s operating results would have been had the acquisition taken place on January 1, 2018, nor do they project the future results of operations of the combined company. The actual results of operations of the combined company may differ significantly from the pro forma adjustments reflected here due to many factors.

	Unaudited Supplemental Pro Forma
	For the year ended December 31,
	2018	2019	2019
	RMB	RMB	US$

Net revenues	186,086	193,251	27,759
Net loss	(376,130)	(589,774)	(84,716)

The results of operations of Tianjin Jiatai, SH Rongchi, Oriental, Heze MZJH, SH MZJH and Wuxi MZJH since the acquisition date included in the consolidated statement of comprehensive loss of the Company for the year ended December 31, 2019 is as follows:

	For the Years Ended December 31,
	2019
	RMB	US$

Net revenues	366	53
Net loss	(7,902)	(1,135)